VIA EDGAR

June 18, 2020

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Invesco Unit Trusts, Series 2071 (the “Trust”)

(File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust, transmitted herewith is a copy of the Trust’s Registration Statement on Form S-6 for filing under the Securities Act of 1933, as amended.

Should you have any questions regarding this filing, please do not hesitate to contact Thomas S. Harman at (202) 373-6725.

Sincerely,

/s/ Morgan, Lewis & Bockius LLP